TRADE AND AMOUNTS RECEIVABLE (Schedule of allowance for expected credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [Abstract]
Allowance for expected credit losses, beginning balance	$ (1,385)	$ (400)
Current period additions for expected credit losses	(236)	(1,186)
Write-offs charges against allowance	1,282	151
Recoveries collected	24	50
Allowance for expected credit losses, ending balance	$ (315)	$ (1,385)